SPROTT LOAN (Narrative) (Details) - USD ($) $ in Thousands		9 Months Ended
	Aug. 15, 2019	May 31, 2021	May 31, 2020	Aug. 14, 2021
Sprott Loans [Line Items]
Sprott Facility principal repayments		$ 8,670
Loan payable		$ 1,300
Shares issued for loan facility (Shares)		800,000
Shares issued for loan facility		$ 1,000
Sprott Facility [Member]
Sprott Loans [Line Items]
Advanced amount of principal senior secured credit facility	$ 20,000
Loan facility interest rate	11% per annum, compounded monthly
Borrowings, extended amount				$ 10,000
Sprott Facility principal repayments		8,700
Loan payable				$ 1,300
Principal amount outstanding		11,300
Payment for monthly interest charge		1,282	$ 1,674
Interest expense on borrowings		$ 1,454	$ 2,096